INCOME TAXES - Components Of Pretax income/(loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income taxes
Total income/(loss) before income taxes, PRC	$ 28,765	¥ 200,263	¥ (887,837)	¥ 648,922
Income/(loss) before income taxes	37,129	258,493	(872,360)	636,542
Cayman
Income taxes
Total income/(loss) before income taxes, Non-PRC	(958)	(6,671)	(5,677)	(8,218)
Hong Kong
Income taxes
Total income/(loss) before income taxes, Non-PRC	4,864	33,865	20,129	(2,348)
United States
Income taxes
Total income/(loss) before income taxes, Non-PRC	(918)	(6,394)	636	¥ (1,814)
New Zealand
Income taxes
Total income/(loss) before income taxes, Non-PRC	$ 5,376	¥ 37,430	¥ 389